Acquisition of Non-Controlling Interest (Details) - USD ($)	Dec. 04, 2025	Nov. 24, 2025	Dec. 31, 2025
Acquisition of Non-Controlling Interest [Line Items]
Cash consideration	$ 6,650,000	$ 6,650,000
Non-controlling interest of reduction against additional paid-in capital	$ 1,692,083
Solar Plus Technology, Inc. [Member]
Acquisition of Non-Controlling Interest [Line Items]
Acquisition closing date			$ 4,000,000
Class B Units [Member]
Acquisition of Non-Controlling Interest [Line Items]
Purchase units (in Shares)		24.99
TOYO Solar [Member]
Acquisition of Non-Controlling Interest [Line Items]
Equity interest		24.99%